Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Revenue from Operations

The revenue from the PCCU CAA recognized in the statements of operations consists of the following for the years ended December 31, 2024, and December 31, 2023:

	Year ended December 31, 2024	Year ended December 31, 2023
Account servicing agreement	$-	$3,075,458
Commercial Alliance Agreement	12,601,271	10,761,245
Total	$12,601,271	$13,836,703

Schedule of Operating Expense from Operations

The operating expenses from the PCCU CAA recognized in the statements of operations consists of the following for the years ended December 31, 2024, and December 31, 2023:

	Year ended December 31, 2024	Year ended December 31, 2023
Support services agreement	$-	$378,730
Loan servicing agreement	-	11,929
Commercial Alliance Agreement	1,052,693	1,665,644
Total	$1,052,693	$2,056,303

Schedule of Outstanding Balances from Balance Sheet

The outstanding balances associated with the PCCU disclosed in the balance sheet are as follows:

	December 31, 2024	December 31, 2023
Accounts receivable	$968,023	$2,095,320
Accounts payable	75,608	577,315
Senior Secured Promissory Note (Refer to Note 9 to the financial statements below)	11,004,173	14,011,166

Schedule of Related Party Balances from Balance Sheet

The following represents related party balances due from and owed with PCCU as of June 30, 2025 and December 31, 2024 that are on the balance sheet are as follows:

	June 30, 2025	December 31, 2024
Accounts receivable	$582,855	$968,023
Accounts payable	164,917	75,608
Senior Secured
Promissory Note, see Note 9	10,748,408	11,004,173

Loan Servicing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Demonstrated Deposit Capacity

The schedule below demonstrates the ratio of CRB related loans funded by PCCU to the relative lending limits:

	December 31, 2024 (Unaudited)	December 31, 2023 (Unaudited)
CRB related deposits	$116,064,487	$129,350,998
Capacity at 60%	69,638,692	77,610,599
PCCU net worth	82,400,677	81,087,746
Capacity at 1.3125	108,150,889	106,670,306
Limiting capacity	69,638,692	77,610,599
PCCU loans funded	56,794,446	55,660,039
Amounts available under lines of credit	1,131,708	525,000
Incremental capacity*	$11,712,538	$21,425,560

*	If the loans funded by PCCU exceed the limiting capacity, the PCCU CAA specifies that PCCU will be unable to fund additional loans until the incremental capacity is positive.